Income taxes - Income Tax Expense (Recovery) Reconciliation Canada (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (160,488)	$ (1,074,228)
Income tax recovery at the statutory tax rate	(42,529)	(284,671)
Impact of rate differential of foreign jurisdiction	8,303	9,944
Non-deductible share-based compensation and related costs	14,048	33,771
Acquisition-related compensation and transaction-related costs	575	1,267
Other non-deductible expenses and non-taxable amounts	742	728
Adjustment related to prior years	1,089	(761)
Goodwill impairment	0	198,409
Changes in unrecognized benefits of deferred tax assets	19,493	38,673
Impact of foreign exchange and other	1,755	(1,579)
Total income tax expense (recovery)	$ 3,476	$ (4,219)